For Additional Information, please contact
	CSAIL 2021-C20 Commercial Mortgage Trust	CTSLink Customer Service
1-866-846-4526
Wells Fargo Bank, N.A.	Commercial Mortgage Pass-Through Certificates	Reports Available www.ctslink.com
Corporate Trust Services	Series 2021-C20	Distribution Date:	5/17/21
8480 Stagecoach Circle		Record Date:	4/30/21
Frederick, MD 21701-4747		Determination Date:	5/11/21

			DISTRIBUTION DATE STATEMENT

			Table of Contents

			STATEMENT SECTIONS		PAGE(s)
			Certificate Distribution Detail		2
			Certificate Factor Detail		3
			Reconciliation Detail		4
			Other Required Information		5
			Cash Reconciliation		6
			Current Mortgage Loan and Property Stratification Tables		7 - 9
			Mortgage Loan Detail		10 - 11
			NOI Detail		12 - 13
			Principal Prepayment Detail		14
			Historical Detail		15
			Delinquency Loan Detail		16
			Specially Serviced Loan Detail		17 - 18
			Advance Summary		19
			Modified Loan Detail		20
			Historical Liquidated Loan Detail		21
			Historical Bond/Collateral Loss Reconciliation Detail		22
			Interest Shortfall Reconciliation Detail		23 - 24
			Supplemental Reporting		25

						Operating Advisor / Asset
	Depositor		Master Servicer	Special Servicer		Representations Reviewer

Credit Suisse Commercial Mortgage			Midland Loan Services, a Division of PNC	3650 REIT Loan Servicing LLC, a Delaware		Park Bridge Lender Services LLC
	Securities Corp.		Bank, National Association	limited liability company		600 Third Avenue,
11 Madison Avenue			10851 Mastin Street	2977 McFarlane Road,		40th Floor
New York, NY 10010			Building 82, Suite 300	Suite 300,		New York, NY 10016
			Overland Park, KS 66210	Miami, FL 33133

Contact:	General Information Number		Contact: askmidlandls.com	Contact:	General Contact	Contact:	David Rodgers
	Phone Number:	(212) 325-2000	Phone Number: (913) 253-9000	Phone Number:	(305) 901-1000	Phone Number:	(212) 230-9025

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2021, Wells Fargo Bank, N.A.	Page 1 of 25

				Certificate Distribution Detail

			Original	Beginning	Principal	Interest		Realized Loss /	Total	Ending	Current
Class	CUSIP	Pass-Through					Prepayment	Additional Trust			Subordination
		Rate (2)	Balance	Balance	Distribution	Distribution	Premiums	Fund Expenses	Distribution	Balance	Level (1)

A-1	22945EAS0	0.855100%	8,269,000.00	8,239,640.22	31,726.45	5,871.43	0.00	0.00	37,597.88	8,207,913.77	30.00%
A-2	22945EAT8	2.486200%	180,945,000.00	180,945,000.00	0.00	374,887.88	0.00	0.00	374,887.88	180,945,000.00	30.00%
A-3	22945EAU5	2.804800%	251,814,000.00	251,814,000.00	0.00	588,573.26	0.00	0.00	588,573.26	251,814,000.00	30.00%
A-SB	22945EAV3	2.435600%	14,038,000.00	14,038,000.00	0.00	28,492.46	0.00	0.00	28,492.46	14,038,000.00	30.00%
A-S	22945EAY7	3.076000%	59,321,000.00	59,321,000.00	0.00	152,059.50	0.00	0.00	152,059.50	59,321,000.00	20.88%
B	22945EAZ4	3.298200%	28,442,000.00	28,442,000.00	0.00	78,172.84	0.00	0.00	78,172.84	28,442,000.00	16.50%
C	22945EBA8	3.730169%	26,816,000.00	26,816,000.00	0.00	83,356.83	0.00	0.00	83,356.83	26,816,000.00	12.38%
D	22945EAC5	2.250000%	17,065,000.00	17,065,000.00	0.00	31,996.88	0.00	0.00	31,996.88	17,065,000.00	9.75%
E	22945EAE1	2.250000%	13,002,000.00	13,002,000.00	0.00	24,378.75	0.00	0.00	24,378.75	13,002,000.00	7.75%
F-RR	22945EAH4	3.730169%	14,627,000.00	14,627,000.00	0.00	45,467.65	0.00	0.00	45,467.65	14,627,000.00	5.50%
G-RR	22945EAK7	3.730169%	6,501,000.00	6,501,000.00	0.00	20,208.19	0.00	0.00	20,208.19	6,501,000.00	4.50%
NR-RR	22945EAM3	3.730169%	29,254,694.00	29,254,694.00	0.00	90,937.45	0.00	0.00	90,937.45	29,254,694.00	0.00%
Z	22945EAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
R	22945EAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%

Totals			650,094,694.00	650,065,334.22	31,726.45	1,524,403.12	0.00	0.00	1,556,129.57	650,033,607.77

			Original	Beginning				Ending
Class	CUSIP	Pass-Through	Notional	Notional	Interest	Prepayment	Total	Notional
		Rate (2)	Amount	Amount	Distribution	Premiums	Distribution	Amount

X-A	22945EAW1	1.047480%	514,387,000.00	514,357,640.22	448,982.73	0.00	448,982.73	514,325,913.77
X-B	22945EAX9	0.222340%	55,258,000.00	55,258,000.00	10,238.38	0.00	10,238.38	55,258,000.00
X-D	22945EAA9	1.480169%	30,067,000.00	30,067,000.00	37,086.86	0.00	37,086.86	30,067,000.00

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

Copyright 2021, Wells Fargo Bank, N.A.											Page 2 of 25

			Certificate Factor Detail

		Beginning	Principal	Interest	Prepayment	Realized Loss /	Ending
Class	CUSIP				Premiums	Additional Trust
		Balance	Distribution	Distribution			Balance
						Fund Expenses

A-1	22945EAS0	996.44941589	3.83679405	0.71005321	0.00000000	0.00000000	992.61262184
A-2	22945EAT8	1,000.00000000	0.00000000	2.07183332	0.00000000	0.00000000	1,000.00000000
A-3	22945EAU5	1,000.00000000	0.00000000	2.33733335	0.00000000	0.00000000	1,000.00000000
A-SB	22945EAV3	1,000.00000000	0.00000000	2.02966662	0.00000000	0.00000000	1,000.00000000
A-S	22945EAY7	1,000.00000000	0.00000000	2.56333339	0.00000000	0.00000000	1,000.00000000
B	22945EAZ4	1,000.00000000	0.00000000	2.74850011	0.00000000	0.00000000	1,000.00000000
C	22945EBA8	1,000.00000000	0.00000000	3.10847367	0.00000000	0.00000000	1,000.00000000
D	22945EAC5	1,000.00000000	0.00000000	1.87500029	0.00000000	0.00000000	1,000.00000000
E	22945EAE1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	1,000.00000000
F-RR	22945EAH4	1,000.00000000	0.00000000	3.10847405	0.00000000	0.00000000	1,000.00000000
G-RR	22945EAK7	1,000.00000000	0.00000000	3.10847408	0.00000000	0.00000000	1,000.00000000
NR-RR	22945EAM3	1,000.00000000	0.00000000	3.10847381	0.00000000	0.00000000	1,000.00000000
Z	22945EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	22945EAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

		Beginning			Ending
Class	CUSIP	Notional	Interest	Prepayment	Notional
		Amount	Distribution	Premiums	Amount

X-A	22945EAW1	999.94292278	0.87285007	0.00000000	999.88124461
X-B	22945EAX9	1,000.00000000	0.18528322	0.00000000	1,000.00000000
X-D	22945EAA9	1,000.00000000	1.23347391	0.00000000	1,000.00000000

Copyright 2021, Wells Fargo Bank, N.A.							Page 3 of 25

				Reconciliation Detail
Principal Reconciliation
	Stated Beginning Principal		Unpaid Beginning	Scheduled Principal	Unscheduled	Principal	Realized Loss	Stated Ending	Unpaid Ending	Current Principal
	Balance		Principal Balance		Principal	Adjustments		Principal Balance	Principal Balance	Distribution Amount
Total	650,065,334.53		650,065,334.53	31,726.45	0.00	0.00	0.00	650,033,608.08	650,033,608.08	31,726.45

Certificate Interest Reconciliation

			Accrued	Net Aggregate	Distributable	Distributable				Remaining Unpaid
	Accrual	Accrual					WAC Cap	Interest	Interest
Class			Certificate	Prepayment	Certificate	Certificate Interest		Shortfall/ (Excess)	Distribution	Distributable
	Dates	Days	Interest	Interest Shortfall	Interest	Adjustment	Shortfall			Certificate Interest
A-1	04/01/2021 - 04/30/2021	30	5,871.43	0.00	5,871.43	0.00	0.00	0.00	5,871.43	0.00
A-2	04/01/2021 - 04/30/2021	30	374,887.88	0.00	374,887.88	0.00	0.00	0.00	374,887.88	0.00
A-3	04/01/2021 - 04/30/2021	30	588,573.26	0.00	588,573.26	0.00	0.00	0.00	588,573.26	0.00
A-SB	04/01/2021 - 04/30/2021	30	28,492.46	0.00	28,492.46	0.00	0.00	0.00	28,492.46	0.00
X-A	04/01/2021 - 04/30/2021	30	448,982.73	0.00	448,982.73	0.00	0.00	0.00	448,982.73	0.00
X-B	04/01/2021 - 04/30/2021	30	10,238.38	0.00	10,238.38	0.00	0.00	0.00	10,238.38	0.00
X-D	04/01/2021 - 04/30/2021	30	37,086.86	0.00	37,086.86	0.00	0.00	0.00	37,086.86	0.00
A-S	04/01/2021 - 04/30/2021	30	152,059.50	0.00	152,059.50	0.00	0.00	0.00	152,059.50	0.00
B	04/01/2021 - 04/30/2021	30	78,172.84	0.00	78,172.84	0.00	0.00	0.00	78,172.84	0.00
C	04/01/2021 - 04/30/2021	30	83,356.83	0.00	83,356.83	0.00	0.00	0.00	83,356.83	0.00
D	04/01/2021 - 04/30/2021	30	31,996.88	0.00	31,996.88	0.00	0.00	0.00	31,996.88	0.00
E	04/01/2021 - 04/30/2021	30	24,378.75	0.00	24,378.75	0.00	0.00	0.00	24,378.75	0.00
F-RR	04/01/2021 - 04/30/2021	30	45,467.65	0.00	45,467.65	0.00	0.00	0.00	45,467.65	0.00
G-RR	04/01/2021 - 04/30/2021	30	20,208.19	0.00	20,208.19	0.00	0.00	0.00	20,208.19	0.00
NR-RR	04/01/2021 - 04/30/2021	30	90,937.45	0.00	90,937.45	0.00	0.00	0.00	90,937.45	0.00
Totals			2,020,711.09	0.00	2,020,711.09	0.00	0.00	0.00	2,020,711.09	0.00

Copyright 2021, Wells Fargo Bank, N.A.										Page 4 of 25

	Other Required Information

Available Funds (1)	2,052,437.54	Appraisal Reduction Amount

Interest Reserve Account Summary		Loan	Loan	Appraisal	Cumulative	Most Recent
Beginning Account Balance	0.00			Reduction	ASER	Appraisal
		Number	Group
Deposit Amount				Affected	Amount	Reduction Date
	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
Controlling Class Information				None

Controlling Class: NR-RR
Effective as of: 3/30/2021		Total

(1) The Available Funds includes any Yield Maintenance Charges.

Copyright 2021, Wells Fargo Bank, N.A.						Page 5 of 25

	Cash Reconciliation Detail

Total Funds Collected		Total Funds Distributed
Interest:		Fees:
Scheduled Interest	2,040,888.79	Master Servicing Fee - Midland Loan Services	12,214.42
Interest reductions due to Nonrecoverability Determinations	0.00	Trustee / Certificate Administrator Fee - Wells Fargo Bank, N.A.	6,208.12
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	270.86
Deferred Interest	0.00	Operating Advisor Fee - Park Bridge Lender Services LLC	1,278.46
		Asset Representations Reviewer Fee - Park Bridge Lender Services LLC 205.85
ARD Interest	0.00	Total Fees	20,177.72
Default Interest and Late Payment Charges	0.00
Net Prepayment Interest Shortfall	0.00
Net Prepayment Interest Excess	0.00	Additional Trust Fund Expenses:
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Reimbursement for Interest on Advances	0.00
		ASER Amount	0.00
Total Interest Collected	2,040,888.79	Special Servicing Fee	0.00

Principal:		Rating Agency Expenses	0.00
Scheduled Principal	31,726.45	Attorney Fees & Expenses	0.00
Unscheduled Principal	0.00	Bankruptcy Expense	0.00
Principal Prepayments	0.00	Taxes Imposed on Trust Fund	0.00
Collection of Principal after Maturity Date	0.00	Non-Recoverable Advances	0.00
Recoveries from Liquidation and Insurance Proceeds	0.00	Workout Delayed Reimbursement Amounts	0.00
Excess of Prior Principal Amounts paid	0.00	Other Expenses	0.00
		Total Additional Trust Fund Expenses	0.00
Curtailments	0.00
Negative Amortization	0.00
Principal Adjustments	0.00	Interest Reserve Deposit	0.00
Total Principal Collected	31,726.45
Other:		Payments to Certificateholders & Others:
Prepayment Premiums/Yield Maintenance Charges	0.00	Interest Distribution	2,020,711.09
Repayment Fees	0.00	Principal Distribution	31,726.45
Borrower Option Extension Fees	0.00	Prepayment Premiums/Yield Maintenance Charges	0.00
Excess Liquidation Proceeds	0.00	Borrower Option Extension Fees	0.00
Total Other Collected:	0.00	Total Payments to Certificateholders & Others	2,052,437.54
Total Funds Collected	2,072,615.24	Total Funds Distributed	2,072,615.26

Copyright 2021, Wells Fargo Bank, N.A.			Page 6 of 25

		Current Mortgage Loan and Property Stratification Tables
						Aggregate Pool

		Property Type (1)							State (1)

			% of							% of
			Agg.
Property	# of	Scheduled		WAM	WAC	Weighted	State	# of	Scheduled	Agg.	WAM	WAC	Weighted
Type	Props	Balance	Bal.	(2)		Avg DSCR (3)		Props	Balance		(2)		Avg DSCR (3)
										Bal.

Industrial	3	55,200,000.00	8.49	113	3.7742	1.591413	Arizona	1	3,422,921.33	0.53	118	4.5000	1.460000
							California	3	83,150,000.00	12.79	108	3.4815	2.944053
Lodging	3	57,855,333.00	8.90	106	3.6204	4.257860	Florida	4	109,050,000.00	16.78	111	4.2088	2.115626
Mixed Use	1	17,000,000.00	2.62	118	3.8400	1.550000	Georgia	3	83,000,000.00	12.77	117	4.0089	2.017470
Multi-Family	12	169,084,500.00	26.01	117	4.1624	1.670175	Idaho	1	18,800,000.00	2.89	106	3.7500	2.820000
							Indiana	1	6,187,000.00	0.95	115	4.2500	1.450000
Office	7	151,770,333.77	23.35	111	3.3232	3.399246	Michigan	1	12,700,000.00	1.95	115	4.2450	2.460000
Retail	5	158,123,441.31	24.33	110	3.7125	2.815826	Mississippi	3	12,390,000.00	1.91	114	4.5250	1.440000
Self Storage	9	41,000,000.00	6.31	114	4.1623	1.871707	Montana	1	17,000,000.00	2.62	118	4.6350	1.280000
							Nevada	4	62,802,745.44	9.66	111	3.7100	3.564989
Totals	40	650,033,608.08	100.00	112	3.7674	2.585758	New Jersey	1	15,000,000.00	2.31	113	4.5000	1.320000
							New York	4	127,000,000.00	19.54	113	2.9840	3.469685
							Ohio	1	8,250,000.00	1.27	106	3.7000	1.580000
							Pennsylvania	4	38,497,500.00	5.92	117	3.8745	1.561829
							Tennessee	5	18,610,000.00	2.86	114	4.5250	1.440000
							Texas	1	8,723,441.31	1.34	104	4.1105	6.790000
							Virginia	1	15,450,000.00	2.38	106	3.7000	1.580000
		Seasoning					Washington	1	10,000,000.00	1.54	116	3.0380	3.210000

			% of				Totals	40	650,033,608.08	100.00	112	3.7674	2.585758
	# of	Scheduled		WAM		Weighted
Seasoning			Agg.		WAC
	Loans	Balance		(2)		Avg DSCR (3)
			Bal.

12 months or less	24	424,754,833.77	65.34	117	3.7792	2.333608
13 months to 24 months	10	225,278,774.31	34.66	104	3.7452	3.061176
25 months to 36 months	0	0.00	0.00	0	0.0000	0.000000
37 months to 48 months	0	0.00	0.00	0	0.0000	0.000000
49 months or greater	0	0.00	0.00	0	0.0000	0.000000

Totals	34	650,033,608.08	100.00	112	3.7674	2.585758

See footnotes on last page of this section.

Copyright 2021, Wells Fargo Bank, N.A.												Page 7 of 25

		Current Mortgage Loan and Property Stratification Tables
						Aggregate Pool

		Scheduled Balance							Note Rate

Scheduled	# of	Scheduled	% of	WAM		Weighted	Note	# of	Scheduled	% of	WAM	WAC	Weighted
			Agg.		WAC					Agg.
Balance	Loans	Balance		(2)		Avg DSCR (3)	Rate	Loans	Balance		(2)		Avg DSCR (3)
			Bal.							Bal.

$9,999,999 or less	4	21,907,941.31	3.37	111	4.1386	3.557150	2.9999% or less	4	75,000,000.00	11.54	115	2.6659	4.236000
$10,000,000 to $19,999,999	14	190,470,333.77	29.30	115	3.9087	2.157416	3.0000% to 3.4999%	3	76,600,000.00	11.78	112	3.1336	3.029138
$20,000,000 to $29,999,999	7	147,500,000.00	22.69	108	3.7695	2.626237	3.5000% to 3.7499%	4	102,755,333.00	15.81	103	3.6558	3.429213
$30,000,000 to $39,999,999	9	290,155,333.00	44.64	113	3.6455	2.773018	3.7500% to 3.9999%	7	157,950,000.00	24.30	117	3.8533	1.868338
$40,000,000 to $49,999,999	0	0.00	0.00	0	0.0000	0.000000	4.0000% to 4.9999%	11	152,407,941.31	23.45	111	4.1438	2.419532
$50,000,000 or more	0	0.00	0.00	0	0.0000	0.000000	4.5000% or more	5	85,320,333.77	13.13	115	4.6078	1.346311

Totals	34	650,033,608.08	100.00	112	3.7674	2.585758	Totals	34	650,033,608.08	100.00	112	3.7674	2.585758
							See footnotes on last page of this section.

Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

			% of							% of
			Agg.
Anticipated Remaining	# of	Scheduled		WAM	WAC	Weighted	Remaining Amortization	# of	Scheduled	Agg.	WAM	WAC	Weighted
Term (2)	Loans	Balance		(2)		Avg DSCR (3)	Term	Loans	Balance		(2)		Avg DSCR (3)
			Bal.							Bal.

114 months or less	13	292,278,774.31	44.96	107	3.9029	2.726500	Interest Only	20	434,705,333.00	66.87	112	3.5815	2.990435
115 months to 119 months	21	357,754,833.77	55.04	117	3.6567	2.470774	300 months or less	1	8,723,441.31	1.34	104	4.1105	6.790000
120 months or more	0	0.00	0.00	0	0.0000	0.000000	301 months to 359 months	13	206,604,833.77	31.78	114	4.1441	1.556785

Totals	34	650,033,608.08	100.00	112	3.7674	2.585758	360 months or more	0	0.00	0.00	0	0.0000	0.000000
							Totals	34	650,033,608.08	100.00	112	3.7674	2.585758

Copyright 2021, Wells Fargo Bank, N.A.													Page 8 of 25

		Current Mortgage Loan and Property Stratification Tables
						Aggregate Pool

	Debt Service Coverage Ratio (3)							Age of Most Recent NOI

			% of							% of
			Agg.
Debt Service	# of	Scheduled		WAM	WAC	Weighted	Age of Most	# of	Scheduled	Agg.	WAM	WAC	Weighted
Coverage Ratio	Loans	Balance	Bal.	(2)		Avg DSCR (3)	Recent NOI	Loans	Balance		(2)		Avg DSCR (3)
										Bal.

1.24 or less	2	29,350,000.00	4.52	117	4.2717	1.186610	Underwriter's Information	30	566,310,166.77	87.12	114	3.7971	2.478142
1.25 to 1.49	7	86,254,833.77	13.27	115	4.4832	1.386593
1.50 to 1.74	4	83,750,000.00	12.88	115	3.7994	1.600740	12 months or less	3	75,000,000.00	11.54	101	3.5033	2.909333
1.75 to 1.99	0	0.00	0.00	0	0.0000	0.000000	13 months to 24 months	1	8,723,441.31	1.34	104	4.1105	6.790000
2.00 to 2.24	7	157,000,000.00	24.15	113	4.0566	2.079682	25 months or greater	0	0.00	0.00	0	0.0000	0.000000
2.25 to 2.99	4	89,300,000.00	13.74	110	3.7148	2.671243
3.00 or more	10	204,378,774.31	31.44	110	3.1806	4.047818	Totals	34	650,033,608.08	100.00	112	3.7674	2.585758
Totals	34	650,033,608.08	100.00	112	3.7674	2.585758

(1) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut-Off Date balance of each property as disclosed in the offering document.

The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the “State” and “Property”

stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The “State” and “Property”

stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a “hope note”) of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. As NCF DSCRs are reported in the Loan Periodic File, the most current NCF DSCR is used in the stratification section of this report. If no updated NCF DSCRs are reported, the most current NOI DSCR is used. If no updated DSCR information is provided, then information from the offering document is used. If the DSCRs reported by the Master Servicer are based on a period of less than 12 months, they are normalized based on the Most Recent Financial as of Start and End Dates reported in the Loan Periodic File.

The DSCR information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

Copyright 2021, Wells Fargo Bank, N.A.													Page 9 of 25

							Mortgage Loan Detail

Loan		Property			Interest	Principal	Gross	Anticipated	Maturity	Neg.	Beginning	Ending	Paid	Appraisal	Appraisal	Res.	Mod.
Number	ODCR	Type (1)	City	State	Payment	Payment	Coupon	Repayment	Date	Amort	Scheduled	Scheduled	Thru	Reduction	Reduction	Strat.	Code
								Date		(Y/N)	Balance	Balance	Date	Date	Amount	(2)	(3)

30319476	1A-3-2	OF	New York	NY	67,302.50	0.00	2.692%	N/A	12/6/30	N	30,000,000.00	30,000,000.00	5/6/21
30319477	1A-3-4	OF	New York	NY	44,868.33	0.00	2.692%	N/A	12/6/30	N	20,000,000.00	20,000,000.00	5/6/21
30319478	1A-4-5	OF	New York	NY	22,434.17	0.00	2.692%	N/A	12/6/30	N	10,000,000.00	10,000,000.00	5/6/21
30319479	2A5	RT	Miami	FL	103,312.50	0.00	4.133%	N/A	3/1/30	N	30,000,000.00	30,000,000.00	5/1/21
30319480	2A9	RT	Miami	FL	68,875.00	0.00	4.133%	N/A	3/1/30	N	20,000,000.00	20,000,000.00	5/1/21
30319481	2A13	RT	Miami	FL	34,437.50	0.00	4.133%	N/A	3/1/30	N	10,000,000.00	10,000,000.00	5/1/21
30319482	3A2	OF	Los Angeles	CA	62,083.33	0.00	3.725%	N/A	7/1/29	N	20,000,000.00	20,000,000.00	5/1/21
30319483	3A3	OF	Los Angeles	CA	62,083.33	0.00	3.725%	N/A	7/1/29	N	20,000,000.00	20,000,000.00	5/1/21
30319484	4A-15-10	LO	Las Vegas	NV	115,799.06	0.00	3.558%	3/5/30	3/5/32	N	39,055,333.00	39,055,333.00	5/5/21
30505149	5A-2-A	RT	White Plains	NY	94,791.67	0.00	3.250%	N/A	2/1/30	N	35,000,000.00	35,000,000.00	5/1/21
30506705	6	RT	Los Angeles	CA	79,921.67	0.00	3.035%	N/A	3/5/31	N	31,600,000.00	31,600,000.00	5/5/21
30506351	7	MF	Atlanta	GA	104,291.25	0.00	3.973%	N/A	3/5/31	N	31,500,000.00	31,500,000.00	5/5/21
30506298	8	IN	Exton	PA	100,537.50	0.00	3.830%	N/A	3/5/31	N	31,500,000.00	31,500,000.00	5/5/21
30505847	9	SS	Various	Various	116,895.83	0.00	4.525%	N/A	11/5/30	N	31,000,000.00	31,000,000.00	5/5/21
30506555	10	MF	Tucker	GA	98,616.67	0.00	3.880%	N/A	3/5/31	N	30,500,000.00	30,500,000.00	5/5/21
30506574	11	IN	Various	Various	73,075.00	0.00	3.700%	N/A	3/6/30	N	23,700,000.00	23,700,000.00	5/6/21
30506922	12	RT	Boynton Beach	FL	77,976.00	0.00	4.104%	N/A	3/6/31	N	22,800,000.00	22,800,000.00	5/6/21
30506050	13	MF	Tucker	GA	74,375.00	0.00	4.250%	N/A	11/5/30	N	21,000,000.00	21,000,000.00	5/5/21
30319485	14	LO	Boise	ID	58,750.00	0.00	3.750%	N/A	3/6/30	N	18,800,000.00	18,800,000.00	5/6/21
30506603	15	MF	Henderson	NV	53,437.50	0.00	3.750%	N/A	3/5/31	N	17,100,000.00	17,100,000.00	5/5/21
30506767	16	MF	Columbia Falls	MT	65,662.50	0.00	4.635%	N/A	3/5/31	N	17,000,000.00	17,000,000.00	5/5/21
30506417	17	MU	Suffern	NY	54,400.00	0.00	3.840%	N/A	3/5/31	N	17,000,000.00	17,000,000.00	5/5/21
30319486	18	OF	New York	NY	32,012.50	0.00	2.561%	N/A	1/6/31	N	15,000,000.00	15,000,000.00	5/6/21
30506348	19	MF	Marlboro Township	NJ	56,250.00	0.00	4.500%	N/A	10/6/30	N	15,000,000.00	15,000,000.00	5/6/21
30506874	20	OF	Palm Beach Gardens	FL	46,830.00	0.00	4.014%	N/A	3/6/31	N	14,000,000.00	14,000,000.00	5/6/21
30506565	21	OF	Ann Arbor	MI	44,926.25	0.00	4.245%	N/A	12/6/30	N	12,700,000.00	12,700,000.00	5/6/21
30505965	22	MF	Kissimmee	FL	51,041.67	0.00	5.000%	N/A	12/5/30	N	12,250,000.00	12,250,000.00	5/5/21
30506500	23	MF	Los Angeles	CA	37,152.50	0.00	3.860%	N/A	3/5/31	N	11,550,000.00	11,550,000.00	5/5/21
30506131	24	OF	Various	Various	37,814.80	13,613.76	4.500%	N/A	3/5/31	N	10,083,947.53	10,070,333.77	5/5/21
30319487	25	SS	Vancouver	WA	25,316.67	0.00	3.038%	N/A	1/6/31	N	10,000,000.00	10,000,000.00	5/6/21
30504794	26	RT	Southlake	TX	29,943.46	18,112.69	4.111%	N/A	1/6/30	N	8,741,554.00	8,723,441.31	5/6/21
30506059	27	MF	Elkhart	IN	21,912.29	0.00	4.250%	N/A	12/5/30	N	6,187,000.00	6,187,000.00	5/5/21
30506134	28	MF	Chambersburg	PA	12,530.62	0.00	4.075%	N/A	12/5/30	N	3,690,000.00	3,690,000.00	4/5/21
30506133	29	MF	Chambersburg	PA	11,231.72	0.00	4.075%	N/A	12/5/30	N	3,307,500.00	3,307,500.00	5/5/21

See footnotes on last page of this section.

Copyright 2021, Wells Fargo Bank, N.A.															Page 10 of 25

										Mortgage Loan Detail

Loan		Property					Interest	Principal		Gross	Anticipated	Maturity Neg.			Beginning		Ending	Paid	Appraisal	Appraisal	Res.	Mod.
Number ODCR Type (1)					City	State	Payment	Payment		Coupon	Repayment	Date		Amort	Scheduled		Scheduled	Thru	Reduction	Reduction	Strat.	Code
											Date			(Y/N)	Balance		Balance	Date	Date	Amount	(2)	(3)

Totals							2,040,888.79	31,726.45							650,065,334.53	650,033,608.08				0.00

		(1) Property Type Code								(2) Resolution Strategy Code								(3) Modification Code
MF	-	Multi-Family	SS	-	Self Storage		1	- Modification	7	- REO		11	-	Full Payoff		1 -	Maturity Date Extension		6	- Capitalization on Interest
RT	-	Retail	98	-	Other		2	- Foreclosure	8	- Resolved		12	-	Reps and Warranties		2 -	Amortization Change		7	- Capitalization on Taxes
HC	-	Health Care	SE	-	Securities		3	- Bankruptcy	9	- Pending Return		13	-	TBD		3 -	Principal Write-Off		8	- Other
IN	-	Industrial	CH	-	Cooperative Housing		4	- Extension		to Master Servicer		98	-	Other		4 -	Blank		9	- Combination
MH	-	Mobile Home Park	WH -		Warehouse		5	- Note Sale	10 - Deed in Lieu Of							5 - Temporary Rate Reduction			10	- Forbearance
OF	-	Office	ZZ	-	Missing Information		6	- DPO		Foreclosure
MU	-	Mixed Use	SF	-	Single Family
LO	-	Lodging

Copyright 2021, Wells Fargo Bank, N.A.																				Page 11 of 25

				NOI Detail

Loan					Ending	Most	Most	Most Recent	Most Recent
Number	ODCR	Property	City	State	Scheduled	Recent	Recent	NOI Start	NOI End
		Type			Balance	Fiscal NOI	NOI	Date	Date

30319476	1A-3-2	Office	New York	NY	30,000,000.00	0.00	0.00
30319477	1A-3-4	Office	New York	NY	20,000,000.00	0.00	0.00
30319478	1A-4-5	Office	New York	NY	10,000,000.00	0.00	0.00
30319479	2A5	Retail	Miami	FL	30,000,000.00	0.00	0.00
30319480	2A9	Retail	Miami	FL	20,000,000.00	0.00	0.00
30319481	2A13	Retail	Miami	FL	10,000,000.00	0.00	0.00
30319482	3A2	Office	Los Angeles	CA	20,000,000.00	9,298,960.21	0.00
30319483	3A3	Office	Los Angeles	CA	20,000,000.00	9,298,960.21	0.00
30319484	4A-15-10	Lodging	Las Vegas	NV	39,055,333.00	(172,921,458.00)	0.00
30505149	5A-2-A	Retail	White Plains	NY	35,000,000.00	32,674,282.60	0.00
30506705	6	Retail	Los Angeles	CA	31,600,000.00	0.00	0.00
30506351	7	Multi-Family	Atlanta	GA	31,500,000.00	0.00	0.00
30506298	8	Industrial	Exton	PA	31,500,000.00	0.00	0.00
30505847	9	Self Storage	Various	Various	31,000,000.00	0.00	0.00
30506555	10	Multi-Family	Tucker	GA	30,500,000.00	0.00	0.00
30506574	11	Industrial	Various	Various	23,700,000.00	0.00	0.00
30506922	12	Retail	Boynton Beach	FL	22,800,000.00	0.00	0.00
30506050	13	Multi-Family	Tucker	GA	21,000,000.00	0.00	0.00
30319485	14	Lodging	Boise	ID	18,800,000.00	0.00	0.00
30506603	15	Multi-Family	Henderson	NV	17,100,000.00	0.00	0.00
30506767	16	Multi-Family	Columbia Falls	MT	17,000,000.00	0.00	0.00
30506417	17	Mixed Use	Suffern	NY	17,000,000.00	0.00	0.00
30319486	18	Office	New York	NY	15,000,000.00	0.00	0.00
30506348	19	Multi-Family	Marlboro Township	NJ	15,000,000.00	0.00	0.00
30506874	20	Office	Palm Beach Gardens	FL	14,000,000.00	0.00	0.00
30506565	21	Office	Ann Arbor	MI	12,700,000.00	0.00	0.00
30505965	22	Multi-Family	Kissimmee	FL	12,250,000.00	0.00	0.00
30506500	23	Multi-Family	Los Angeles	CA	11,550,000.00	0.00	0.00
30506131	24	Office	Various	Various	10,070,333.77	0.00	0.00
30319487	25	Self Storage	Vancouver	WA	10,000,000.00	0.00	0.00
30504794	26	Retail	Southlake	TX	8,723,441.31	0.00	0.00
30506059	27	Multi-Family	Elkhart	IN	6,187,000.00	0.00	0.00
30506134	28	Multi-Family	Chambersburg	PA	3,690,000.00	0.00	0.00
30506133	29	Multi-Family	Chambersburg	PA	3,307,500.00	0.00	0.00

Copyright 2021, Wells Fargo Bank, N.A.										Page 12 of 25

NOI Detail

Loan					Ending	Most	Most	Most Recent	Most Recent
Number	ODCR	Property	City	State	Scheduled	Recent	Recent	NOI Start	NOI End
		Type			Balance	Fiscal NOI	NOI	Date	Date

Total					650,033,608.08
(1) The Most Recent Fiscal NOI and Most Recent NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Master Servicer did not report NOI figures in their loan level reporting.
Copyright 2021, Wells Fargo Bank, N.A.										Page 13 of 25

Principal Prepayment Detail
		Offering Document	Principal Prepayment Amount		Prepayment Penalties
Loan Number	Loan Group	Cross-Reference			Prepayment	Yield Maintenance
			Payoff Amount	Curtailment Amount	Premium	Charge
No Principal Prepayments this Period

Totals

Copyright 2021, Wells Fargo Bank, N.A.							Page 14 of 25

								Historical Detail
				Delinquencies										Prepayments			Rate and Maturities
Distribution		30-59 Days		60-89 Days	90 Days or More			Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.		WAM
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit
5/17/21	0		0		0		0		0		0		0		0		3.767391%		112
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	3.730143%
4/16/21	0		0		0		0		0		0		0		0		3.767416%		113
		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00		$0.00	3.730169%
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

Copyright 2021, Wells Fargo Bank, N.A.																		Page 15 of 25

						Delinquency Loan Detail

		Offering	# of		Current	Outstanding		Status of	Resolution				Actual		Outstanding
Loan Number		Document	Months	Paid Through	P & I	P & I		Mortgage	Strategy	Servicing	Foreclosure		Principal		Servicing		Bankruptcy	REO
		Cross-Reference	Delinq.	Date	Advances	Advances **		Loan (1)	Code (2)	Transfer Date		Date	Balance		Advances		Date	Date

	30506134	28	0	4/5/21	12,522.94	12,522.94		B					3,690,000.00 0.00

	Totals	1			12,522.94	12,522.94							3,690,000.00 0.00
Totals By Delinquency Code:
Total for Status Code = B (1 loan)					12,522.94	12,522.94							3,690,000.00 0.00

				(1) Status of Mortgage Loan									(2) Resolution Strategy Code
A	-	Payment Not Received	0	- Current		4	-	Performing Matured Balloon			1 -	Modification	7	-	REO	11	- Full Payoff
		But Still in Grace Period	1	- 30-59 Days Delinquent		5	-	Non Performing Matured Balloon			2 -	Foreclosure	8	-	Resolved	12	- Reps and Warranties
		Or Not Yet Due	2	- 60-89 Days Delinquent		6	-	121+ Days Delinquent			3 -	Bankruptcy	9	-	Pending Return	13	- TBD
B	-	Late Payment But Less	3	- 90-120 Days Delinquent							4 -	Extension			to Master Servicer	98	- Other
		Than 30 Days Delinquent									5 -	Note Sale	10	-	Deed In Lieu Of
** Outstanding P & I Advances include the current period advance.											6 -	DPO			Foreclosure

Copyright 2021, Wells Fargo Bank, N.A.																	Page 16 of 25

Specially Serviced Loan Detail - Part 1

Offering		Servicing	Resolution								Net						Remaining
Loan						Scheduled	Property		Interest	Actual			DSCR			Note	Maturity
Document		Transfer	Strategy						State		Operating			DSCR			Amortization
Number						Balance	Type (2)		Rate	Balance			Date			Date	Date
Cross-Reference		Date	Code (1)								Income						Term

No Specially Serviced Loans this Period

				(1) Resolution Strategy Code									(2) Property Type Code
1	-	Modification		7	-	REO		11	- Full Payoff		MF	-	Multi-Family	SS	-	Self Storage
2	-	Foreclosure		8	-	Resolved		12	- Reps and Warranties		RT	-	Retail	98	-	Other
3	-	Bankruptcy		9	-	Pending Return		13	- TBD		HC	-	Health Care	SE	-	Securities
4	-	Extension				to Master Servicer		98	- Other		IN	-	Industrial	CH -		Cooperative Housing
5	-	Note Sale		10 -		Deed in Lieu Of					MH	-	Mobile Home Park	WH -		Warehouse
6	-	DPO				Foreclosure					OF	-	Office	ZZ	-	Missing Information
											MU	-	Mixed Use	SF	-	Single Family
											LO	-	Lodging

Copyright 2021, Wells Fargo Bank, N.A.																	Page 17 of 25

				Specially Serviced Loan Detail - Part 2

Offering	Resolution	Site
Loan				Appraisal	Appraisal	Other REO
Document	Strategy	Inspection	Phase 1 Date						Comment from Special Servicer
Number				Date		Value	Property Revenue
Cross-Reference	Code (1)	Date

				No Specially Serviced Loans this Period

					(1) Resolution Strategy Code

			1	- Modification	7	- REO	11 -	Full Payoff
			2	- Foreclosure	8	- Resolved	12 -	Reps and Warranties
			3	- Bankruptcy	9	- Pending Return	13 -	TBD
			4	- Extension		to Master Servicer	98 -	Other
			5	- Note Sale	10	- Deed in Lieu Of
			6	- DPO		Foreclosure

Copyright 2021, Wells Fargo Bank, N.A.										Page 18 of 25

Advance Summary

		Current P&I	Outstanding P&I	Outstanding Servicing	Current Period Interest
on P&I and Servicing
		Advances	Advances	Advances	Advances Paid
	Totals	12,522.94	12,522.94	0.00	0.00

Copyright 2021, Wells Fargo Bank, N.A.						Page 19 of 25

Modified Loan Detail

Offering
Loan	Pre-Modification	Post-Modification	Pre-Modification Post-Modification		Modification
Document						Modification Description
Number	Balance	Balance	Interest Rate	Interest Rate	Date
Cross-Reference

No Modified Loans

Totals

Copyright 2021, Wells Fargo Bank, N.A.							Page 20 of 25

Historical Liquidated Loan Detail
	Beginning	Fees,	Most Recent	Gross Sales	Net Proceeds	Net Proceeds	Date of Current	Current Period	Cumulative	Loss to Loan
Distribution						Realized
ODCR	Scheduled	Advances,	Appraised	Proceeds or	Received on	Available for	Period Adj.	Adjustment	Adjustment	with Cum
Date						Loss to Trust
	Balance	and Expenses *	Value or BPO	Other Proceeds	Liquidation	Distribution	to Trust	to Trust	to Trust	Adj. to Trust

No Liquidated Loans this Period

Current Total
Cumulative Total
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

Copyright 2021, Wells Fargo Bank, N.A.										Page 21 of 25

Historical Bond/Collateral Loss Reconciliation Detail
Distribution	Offering	Beginning	Aggregate	Prior Realized	Amts Covered by	Interest	Modification	Additional	Realized Loss	Recoveries of	(Recoveries)/
	Document	Balance	Realized Loss	Loss Applied	Credit Support/	(Shortages)/	/Appraisal	(Recoveries)	Applied to	Realized Losses	Losses Applied to
Date	Cross-Reference	at Liquidation	on Loans	to Certificates	Deal Structure	Excesses	Reduction Adj.	/Expenses	Certificates to Date	Paid as Cash	Certificate Interest

No Realized Losses this Period

Totals

Copyright 2021, Wells Fargo Bank, N.A.											Page 22 of 25

Interest Shortfall Reconciliation Detail - Part 1

Offering	Stated Principal	Current Ending	Special Servicing Fees			Non-Recoverable		Modified Interest
Interest on
Document	Balance at	Scheduled		ASER	(PPIS) Excess	(Scheduled		Rate (Reduction)
		Monthly	Liquidation	Work Out			Advances
Cross-Reference	Contribution	Balance				Interest)		/Excess

There are no Interest Shortfalls for the above columns for this Period

Totals

Copyright 2021, Wells Fargo Bank, N.A.								Page 23 of 25

			Interest Shortfall Reconciliation Detail - Part 2

Offering	Stated Principal	Current Ending	Reimb of Advances to the Servicer	Other (Shortfalls)/
Document	Balance at	Scheduled	Left to Reimburse	Comments
	Contribution	Balance	Current Month	Refunds
Cross-Reference			Master Servicer

		There are no Interest Shortfalls for the above columns for this Period

Totals
Interest Shortfall Reconciliation Detail Part 2 Total			0.00
Interest Shortfall Reconciliation Detail Part 1 Total			0.00
Total Interest Shortfall Allocated to Trust			0.00

Copyright 2021, Wells Fargo Bank, N.A.					Page 24 of 25

Supplemental Reporting

Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices tab for the

CSAIL 2021-C20 Commercial Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

Disclosable Special Servicer Fees would be disclosed here.

Copyright 2021, Wells Fargo Bank, N.A.	Page 25 of 25